VIRTUS Newfleet CMBS MACS
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Par Value	Value
Mortgage-Backed Securities—85.5%
Non-Agency—85.5%
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 5.239%, 3/15/37(1)(2)	$ 745	$ 706
BBCMS Trust 2018-CBM, A (1 month Term SOFR + 1.297%, Cap N/A, Floor 1.250%) 144A 5.617%, 7/15/37(1)(2)	1,083	1,070
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	155	156
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 6.217%, 4/15/37(1)(2)	1,075	1,075
BX Commercial Mortgage Trust
2022-LP2, B (1 month Term SOFR + 1.312%, Cap N/A, Floor 1.312%) 144A 5.631%, 2/15/39(1)(2)	525	523
2022-LP2, D (1 month Term SOFR + 1.961%, Cap N/A, Floor 1.961%) 144A 6.280%, 2/15/39(1)(2)	185	185
2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 5.711%, 3/15/41(1)(2)	735	736
BX Trust
2018-GW, B (1 month Term SOFR + 1.317%, Cap N/A, Floor 1.270%) 144A 5.637%, 5/15/35(1)(2)	125	125
2019-OC11, B 144A 3.605%, 12/9/41(1)	200	186
2019-OC11, D 144A 3.944%, 12/9/41(1)(2)	1,879	1,723
2022-CLS, A 144A 5.760%, 10/13/27(1)	1,084	1,097
2025-ROIC, C (1 month Term SOFR + 1.543%, Cap N/A, Floor 1.543%) 144A 5.862%, 3/15/30(1)(2)	175	174
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 6.939%, 9/15/38(1)(2)	565	566
COMM Mortgage Trust
2013-300P, A1 144A 4.353%, 8/10/30(1)	1,415	1,401
2024-WCL1, B (1 month Term SOFR + 2.590%, Cap N/A, Floor 2.590%) 144A 6.909%, 6/15/41(1)(2)	475	468
Fashion Show Mall LLC 2024-SHOW, A 144A 4.764%, 10/10/41(1)(2)	740	740
Fontainebleau Miami Beach Mortgage Trust 2024-FBLU, A (1 month Term SOFR + 1.450%, Cap N/A, Floor 1.450%) 144A 5.769%, 12/15/39(1)(2)	750	750
Goldman Sachs Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(2)	645	591
Houston Galleria Mall Trust 2025-HGLR, A 144A 5.462%, 2/5/45(1)(2)	725	734
Hudson Yards Mortgage Trust 2025-SPRL, A 144A 5.467%, 1/13/40(1)(2)	715	727
JPMorgan Chase Commercial Mortgage Securities Trust 2024-OMNI, A 144A 5.797%, 10/5/39(1)(2)	1,025	1,040
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(1)	860	898
	Par Value	Value
Non-Agency—continued
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22, AS 3.561%, 4/15/48	$1,060	$ 1,030
MSSG Trust 2017-237P, A 144A 3.397%, 9/13/39(1)	1,076	1,006
RFR Trust 2025-SGRM, A 144A 5.562%, 3/11/41(1)(2)	760	766
RIDE 2025-SHRE, B 144A 5.438%, 2/14/47(1)(2)	700	704
ROCK Trust
2024-CNTR, A 144A 5.388%, 11/13/41(1)	700	705
2024-CNTR, C 144A 6.471%, 11/13/41(1)	425	438
Total Mortgage-Backed Securities (Identified Cost $20,548)		20,320

Asset-Backed Securities—10.3%
Other—10.3%
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(1)	675	666
Retained Vantage Data Centers Issuer LLC 2024-1A, A2 144A 4.992%, 9/15/49(1)	1,190	1,169
Switch ABS Issuer LLC 2024-2A, A2 144A 5.436%, 6/25/54(1)	620	616
		2,451

Total Asset-Backed Securities (Identified Cost $2,465)		2,451

Total Long-Term Investments—95.8% (Identified Cost $23,013)		22,771

TOTAL INVESTMENTS—95.8% (Identified Cost $23,013)		$22,771
Other assets and liabilities, net—4.2%		1,001
NET ASSETS—100.0%		$23,772

Abbreviations:
ABS	Asset-Backed Securities
LLC	Limited Liability Company
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities amounted to a value of $20,994 or 88.3% of net assets.
(2)	Variable rate security. Rate disclosed is as of March 31, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
See Notes to Schedule of Investments

VIRTUS Newfleet CMBS MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2025	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Mortgage-Backed Securities	$20,320	$20,320
Asset-Backed Securities	2,451	2,451
Total Investments	$22,771	$22,771
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
See Notes to Schedule of Investments

VIRTUS NEWFLEET CMBS MACS
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s Statement of Additional Information.
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